INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Estimated amortization expense
2018	$ 2,784
2019	2,929
2020	2,878
2021	2,604
Thereafter	16,057
Intangible assets, net	$ 27,252	$ 3,716